SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company’s management evaluates estimates, including those related to accounts receivable and sales allowances, fair values of financial instruments, fair values and useful lives of intangible assets, fair values of stock-based awards, deferred taxes and income tax uncertainties, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial Statements in United States Dollars
b.	Financial statements in United States dollars:

Most of the Company’s revenues and costs are denominated in United States dollars (“dollars”). The Company’s management believes that the dollar is the primary currency of the economic environment in which Check Point Ltd. and each of its subsidiaries operate. Thus, the dollar is the Company’s functional and reporting currency.

Accordingly, non-dollar transactions and balances have been re-measured into the functional currency in accordance with ASC No. 830, “Foreign Currency Matters”. All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Principles of Consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Check Point Ltd. and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash Equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Short-Term Deposit
e.	Short-term deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such deposits are stated at cost which approximates market values.

Investments in Marketable Securities
f.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments - Debt and Equity Securities”.

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in shareholders’ equity. Realized gains and losses on sale of investments are included in “financial income, net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in “financial income, net”.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in “net gain (impairment net of gains) on sale of marketable securities previously impaired” in the statements of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During 2010, 2011 and 2012 gain on sale of marketable securities previously impaired net of (other than temporary impairment) amounted to $ (785), $ 2,017 and $ 0, respectively.

Property and Equipment

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33-50
Office furniture and equipment	10-20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Property and equipment are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2010, 2011 and 2012, no impairment losses have been recorded.

Goodwill and Other Intangible Assets
h.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit’s goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. In September 2011, the FASB issued guidance which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in 2012.

For each of the three years in the period ended December 31, 2012, no impairment losses have been identified.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 2 to 20 years. Acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. Other intangible assets consist primarily of core technology, trademarks and trade names and are amortized over their estimated useful lives on a straight-line basis.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2010, 2011 and 2012, no impairment loss was recorded.

Business Combinations
i.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Research and Development Costs
j.	Research and development costs:

Research and development costs are charged to the statements of income as incurred. ASC 985-20, “Software- Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Revenue Recognition
k.	Revenue recognition:

The Company derives its revenues mainly from sales of hardware and software products, maintenance and subscription. The Company’s products are generally integrated with software that is essential to the functionality of the product. The Company sells its products primarily through channel partners including distributors, resellers, Original Equipment Manufacturers (“OEMs”), system integrators and Managed Service Providers (“MSPs”), all of whom are considered end-users. The Company also sells certain products directly to end users primarily through its web site.

The Company’s software updates and maintenance provides customers with rights to unspecified software product upgrades released during the term of the agreement. The Company’s support offerings include multiple services to customers, primarily telephone access to technical support personnel and hardware support services. Subscription includes other security solutions sold as a service or annuity. Revenues from software updates, maintenance and subscriptions are recognized ratably over the term of the agreement.

Revenues are recognized when persuasive evidence of an arrangement exists, the product or software license has been delivered, the amounts are fixed or determinable and collection of the amount is considered probable. Revenues for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due, provided that all other revenue recognition criteria have been met.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-14, Certain Arrangements That Include Software Elements, (“ASU 2009-14”) and ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (“ASU 2009-13”). ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance on determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price (“ESP”) if neither VSOE or TPE is available. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method.

As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified from January 1, 2011. This guidance does not generally change the units of accounting for the Company’s revenue transactions. The Company’s products and services generally qualify as separate units of accounting. Revenues from multiple element arrangement that include products, software updates and maintenance and subscription are separated into their various elements using the relative selling price method based on either VSOE or ESP, as described below.

The Company established VSOE of fair value for software updates and maintenance and for subscription based on the renewal prices charged for such services.

For products, the Company determined the fair value based on ESP by reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices and competition.

The Company applied software revenue recognition guidance, ASC 985-605, “Software Revenue Recognition”, to all software arrangements since January 1, 2011 and to all transactions entered into prior to January 1, 2011 involving the sale of software products and hardware products that include software. As required by ASC 985-605, the Company determined the value of the delivered elements of its multiple-element arrangements using the residual method when VSOE of fair value exists for the undelivered elements. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

Deferred revenues represent mainly the unrecognized revenue billed for licensed software, software updates, maintenance and subscription. Such revenues are recognized ratably over the term of the related agreement.

The Company records a provision for estimated sales returns, stock rotations and other rights granted to customers on product and service related sales in the same period the related revenues are recorded. These estimates are based on historical sales returns, analysis of credit memo data, stock rotation and other known factors. Such provisions amounted to $ 10,117 and $ 10,330 as of December 31, 2011 and 2012, respectively.

Cost of Revenues
l.	Cost of revenues:

Cost of products and licenses is comprised of cost of software and hardware production, manuals, packaging, shipping, and license fees paid to third parties.

Cost of software updates, maintenance and subscriptions is comprised of cost of post-sale customer support, shipping and license fees paid to third parties.

Amortization of technology is comprised of amortization of core technology assets which are used in the Company’s operations, and is presented separately as part of cost of revenues.

Severance Pay
m.	Severance pay:

The Company’s liability for severance pay for periods prior to January 1, 2007, is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month’s salary for each year of employment, or a portion thereof. Until January 1, 2007, the Company’s liability was partially funded by monthly payments deposited with insurers; any unfunded amounts are covered by a provision established by the Company.

The carrying value of deposited funds in respect to the severance liability for services prior to January 1, 2007, includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2007, the Company’s agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company’s contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations is conducted between the parties regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2010, 2011 and 2012, were $ 4,053, $ 4,823 and $ 5,113, respectively.

Employee Benefit Plan
n.	Employee benefit plan:

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 50%, but generally not greater than $ 17 per year (and an additional amount of $ 5.5 for employees aged 50 and over), of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 3% of their eligible compensation. In 2010, 2011 and 2012, the Company’s match amounted to $ 904, $ 991 and $ 954, respectively.

Income Taxes
o.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes”. ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company accrues interest related to unrecognized tax benefits in its taxes on income.

Advertising costs
p.	Advertising costs:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012, were $ 3,098, $ 2,918 and $ 3,239, respectively.
Concentrations of Credit Risk
q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities and trade receivables.

The Company’s cash and cash equivalents, short-term deposits and marketable securities are held mainly by the Company’s Singaporean subsidiary, the U.S. subsidiary and Check Point Ltd., are invested in Israeli shekel, dollar and dollar-linked investments, and are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be withdrawn upon demand and therefore bear low risk.

The Company’s marketable securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are geographically diversified and derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its channel partners and establishes an allowance for doubtful accounts based upon a specific review of all significant outstanding invoices. For those invoices not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history and current economic trends. Allowance for doubtful accounts amounted to $ 6,722 and $ 7,106 as of December 31, 2011 and 2012, respectively. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts.

Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expense amounted to $ 97, $ 702 and $ 855 in 2010, 2011 and 2012, respectively. Total write offs during 2010, 2011 and 2012 amounted to $ 1,575, $ 1,076 and $ 471, respectively.

Derivatives and Hedging
r.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging”. ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized in earnings.

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in Israeli Shekels, Euros, British Pounds, Swedish Krona, Norwegian Krone and Japanese Yen. As of December 31, 2011 and 2012, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $ 34,676 and $ 100,865, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). The net gains (losses) recognized in “financial income, net” during 2010, 2011 and 2012 were $ 10,848, $ (240) and $ 3,483, respectively.

During 2011 and 2012, the Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels, Euros and British Pounds. As of December 31, 2011 and December 31, 2012, the Company had outstanding forward contracts in the notional amount of $ 16,762 and $ 25,878, respectively. These contracts were for a period of up to twelve months. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). These contracts met the requirement for cash flow hedge accounting and as such during 2010, 2011 and 2012 gains/(losses) in the amount of $ 428, $ 208 and $ (122), respectively, were recognized when the related expenses were incurred and classified in operating expenses. The fair value of the Company’s outstanding forward contracts at December 31, 2011 and 2012 amounted to loss of $ (327) and gain of $ 1,445, respectively.

Basic and Diluted Earnings per Share
s.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares outstanding during the year, in accordance with ASC No. 260, “Earnings Per Share”.

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 1,147,378, 1,342,904 and 3,811,680 for 2010, 2011 and 2012, respectively.

Accounting for stock-based compensation
t.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, “Compensation-Stock Compensation”. ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of income.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock options awards and Employee Stock Purchase Plan, whereas the fair value of restricted stock units is based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of options granted and Employee Stock Purchase Plan in 2010, 2011 and 2012 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2010	2011	2012
Expected volatility	31.99%	29.59%	29.37%
Risk-free interest rate	1.97%	2.04%	0.75%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	5.71	5.84	5.58

Employee Stock Purchase Plan
Expected volatility	20.20%	23.94%	32.04%
Risk-free interest rate	0.16%	0.14%	0.09%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Fair Value of Financial Instruments
u.	Fair value of financial instruments:

The Company measures its investments in money market funds classified as cash equivalents, marketable securities and auction rate securities, and its foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 —	Unobservable inputs for the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Comprehensive Income
v.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available for sale securities.

Treasury Shares
w.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a separate component of shareholders’ equity.

The Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units. Reissuance of treasury shares is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to retained earnings.

Legal Contingencies
x.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Impact of recently issued accounting standards
y.	Impact of recently issued accounting standards:

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.” Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income (“AOCI”) by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company’s consolidated results of operations or financial condition.